Summary of Significant Accounting Policies - Summary of Information of Non-controlling Interests - Statements of Comprehensive Income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Non Controlling Interests [Line Items]
Operating revenue	$ 101,928	$ 3,630	$ 209,140	$ 62,324
Loss before income tax	(982,177)	(34,978)	(803,402)	(900,707)
Income tax expense	1,132	40	4,120	867
Other comprehensive income, net of tax	262	9	(2,782)	(1,254)
Total comprehensive loss for the year	(983,047)	(35,009)	$ (810,304)	$ (902,828)
Comprehensive income attributable to non-controlling interests	(1,792)	(64)
InspirMed Inc.
Disclosure Of Non Controlling Interests [Line Items]
Loss before income tax	(3,658)	(130)
Loss for the period from continuing operations	(3,658)	(130)
Loss for the year	(3,658)	(130)
Total comprehensive loss for the year	(3,658)	(130)
Comprehensive income attributable to non-controlling interests	$ (1,792)	$ (64)